Summary of significant accounting policies- VIEs (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)
Consolidated VIEs
Accounts receivable, net of allowance			¥ 7,284,000,000		¥ 13,771,000,000
Total assets	$ 143,801		717,124,000,000		965,076,000,000
Accrued expenses, accounts payable and other liabilities	17,540		81,165,000,000		117,711,000,000
Deferred revenue and customer advances			23,290,000,000		32,262,000,000
Deferred tax liabilities	3,355		19,312,000,000		22,517,000,000
Total liabilities	52,104		277,685,000,000		349,674,000,000
Revenue	56,152	¥ 376,844,000,000	250,266,000,000	¥ 158,273,000,000
Net loss	11,955	80,234,000,000	61,412,000,000	41,226,000,000
Net cash provided by operating activities	22,496	150,975,000,000	125,805,000,000	82,854,000,000
Net cash used in investing activities	(22,509)	(151,060,000,000)	(83,764,000,000)	(79,579,000,000)
Net cash provided by financing activities	$ (1,101)	(7,392,000,000)	20,359,000,000	32,914,000,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs					0
Consolidated VIEs
Consolidated VIEs
Cash and cash equivalents and short-term investments			7,507,000,000		15,019,000,000
Investments in equity investees and investment securities			26,611,000,000		28,230,000,000
Accounts receivable, net of allowance			5,733,000,000		9,540,000,000
Amounts due from non-VIE subsidiaries of the Company			1,949,000,000		6,398,000,000
Prepayment for licensed copyrights			1,736,000,000		2,633,000,000
Property and equipment and intangible assets			6,788,000,000		6,161,000,000
Others			4,139,000,000		5,992,000,000
Total assets			54,463,000,000		73,973,000,000
Amounts due to non-VIE subsidiaries of the Company			41,090,000,000		60,273,000,000
Accruals for purchase of licensed copyrights			3,686,000,000		3,498,000,000
Accrued expenses, accounts payable and other liabilities			10,931,000,000		14,594,000,000
Deferred revenue and customer advances			4,997,000,000		7,213,000,000
Deferred tax liabilities			995,000,000		448,000,000
Total liabilities			61,699,000,000		¥ 86,026,000,000
Revenue		66,674,000,000	32,898,000,000	24,712,000,000
Net loss		(7,063,000,000)	(6,167,000,000)	(4,688,000,000)
Net cash provided by operating activities		4,163,000,000	5,547,000,000	3,220,000,000
Net cash used in investing activities		(8,503,000,000)	(20,366,000,000)	(2,557,000,000)
Net cash provided by financing activities		¥ 12,373,000,000	¥ 14,286,000,000	¥ 2,688,000,000